Related party transactions (Details)	12 Months Ended															0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended								12 Months Ended													0 Months Ended					0 Months Ended		12 Months Ended												0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Ship Finance USD ($)	Dec. 31, 2012 Ship Finance USD ($)	Dec. 31, 2011 Ship Finance USD ($)	Dec. 31, 2013 Ship Finance West Prospero USD ($)	Dec. 31, 2012 Ship Finance West Prospero USD ($)	Dec. 31, 2011 Ship Finance West Prospero USD ($)	Dec. 31, 2012 Ship Finance West Polaris USD ($)	Dec. 31, 2011 Ship Finance West Polaris USD ($)	Dec. 31, 2012 Ship Finance West Hercules USD ($)	Dec. 31, 2011 Ship Finance West Hercules USD ($)	Dec. 31, 2012 Ship Finance West Taurus USD ($)	Dec. 31, 2011 Ship Finance West Taurus USD ($)	Jul. 02, 2010 Ship Finance VIEs, SFL Deepwater Ltd and SFL Polaris Ltd	Dec. 31, 2013 Ship Finance VIEs, SFL Deepwater Ltd and SFL Polaris Ltd USD ($)	Jun. 28, 2013 Ship Finance North Atlantic Drilling USD ($)	Dec. 31, 2013 Ship Finance North Atlantic Drilling	Jul. 02, 2010 Ship Finance SFL Deepwater Ltd USD ($)	Dec. 31, 2013 Ship Finance SFL Deepwater Ltd West Hercules USD ($)	Dec. 31, 2013 Ship Finance SFL Deepwater Ltd West Taurus USD ($)	Jul. 02, 2010 Ship Finance SFL West Polaris Limited USD ($)	Dec. 31, 2013 Ship Finance SFL West Polaris Limited West Polaris USD ($)	Jun. 24, 2011 Ship Finance Rig Finance II Ltd USD ($)	Dec. 20, 2012 Metrogas USD ($)	Dec. 31, 2013 Metrogas USD ($)	Dec. 31, 2012 Metrogas USD ($)	Dec. 31, 2011 Metrogas USD ($)	Dec. 21, 2012 Metrogas USD ($)	Jun. 27, 2012 Metrogas NOK	Jun. 07, 2012 Metrogas NOK	May 15, 2012 Metrogas USD ($)	Mar. 22, 2012 Metrogas USD ($)	Dec. 31, 2013 Frontline USD ($)	Dec. 31, 2012 Frontline USD ($)	Dec. 31, 2011 Frontline USD ($)	Dec. 31, 2013 Archer USD ($)	Dec. 31, 2012 Archer USD ($)	Dec. 31, 2011 Archer USD ($)	Mar. 27, 2013 Archer USD ($)	Mar. 07, 2013 Archer USD ($)	Nov. 12, 2012 Archer USD ($)	Jun. 27, 2012 Archer USD ($)	Jul. 19, 2013 Loans Payable Metrogas USD ($)	Dec. 31, 2013 Credit facility US$1,121 USD ($)	Dec. 31, 2012 Credit facility US$1,121 USD ($)	Jul. 19, 2013 NIBOR Loans Payable Metrogas	Dec. 10, 2013 Credit facility US$1,121 USD ($)	Jan. 31, 2011 Credit facility US$1,121 USD ($)	Dec. 31, 2013 Credit facility US$1,121 West Leo USD ($)	Dec. 10, 2013 Credit facility US$1,121 Metrogas USD ($)	Feb. 21, 2014 Credit facility US$1,121 Subsequent Event Metrogas USD ($)	Feb. 21, 2014 Term Loan B Subsequent Event USD ($)	Dec. 31, 2013 Non-controlling Interest USD ($)	Dec. 31, 2011 Non-controlling Interest USD ($)	Dec. 31, 2013 Financial Guarantee Archer Topaz Limited EUR (€)	Dec. 09, 2013 Financial Guarantee Archer Topaz Limited EUR (€)	Jul. 31, 2013 Financial Guarantee Archer USD ($)	Feb. 08, 2013 Financial Guarantee Archer USD ($)	Sep. 20, 2013 Loans Payable Metrogas USD ($)	Mar. 27, 2013 Loans Payable Metrogas USD ($)	Feb. 27, 2013 Loans Payable Metrogas USD ($)	Dec. 31, 2012 Loans Payable Metrogas NOK	Dec. 21, 2012 Loans Payable Metrogas USD ($)	Feb. 20, 2013 Loans Payable Archer USD ($)	Sep. 20, 2013 Loans Payable LIBOR Metrogas	Feb. 20, 2013 Loans Payable LIBOR Archer
Related Party Transaction [Line Items]
Lease costs on units leased back from related party				$ 259,000,000	$ 303,000,000	$ 365,000,000	$ 0	$ 0	$ 7,000,000	$ 114,000,000	$ 126,000,000	$ 75,000,000	$ 120,000,000	$ 114,000,000	$ 112,000,000						$ 77,000,000	$ 112,000,000		$ 70,000,000
Payments of dividends to related party																				290,000,000			145,000,000
Interest rate on related party debt (in hundredths)																4.50%										7.75%
Long-term debt due to related parties	1,415,000,000	935,000,000		195,000,000													435,000,000														2,100,000,000	1,200,000,000
Acquisition of remaining equity shares of former VIE																									47,000,000
Contingent consideration arrangements, maximum																		600,000,000
Rig charter period (in years)																			15 years
Interest expense, net	(445,000,000)	(340,000,000)	(295,000,000)	(20,000,000)	(20,000,000)	(20,000,000)																					(10,000,000)	(7,000,000)	0
Dividend paid to non controlling interest in VIE	223,000,000		23,000,000																																																				223,000,000	23,000,000
Short term loan obtained by entity	55,000,000	131,000,000																												93,000,000			50,000,000	84,000,000																											99,000,000	700,000,000	300,000,000	140,000,000	93,000,000
Proceeds from sale of unsecured bond																										500,000,000
Accrued interest on sale of unsecured bond																										9,000,000
Net proceeds	756,000,000	1,013,000,000	0																							415,000,000
Debt, face amount																																																	1,121,000,000	1,121,000,000				1,800,000,000												43,000,000
Due to related parties																																													1,500,000,000							840,000,000
Long-term debt	13,466,000,000	10,761,000,000																																												912,000,000	1,019,000,000				472,600,000
Repayments of Related Party Debt	1,181,000,000	487,000,000	0																																																		436,000,000
Loan to related party																																									10,000,000		55,000,000	20,000,000
Description of variable rate basis																																																NIBOR																			LIBOR	LIBOR
Debt Instrument, basis spread on variable rate																																																3.50%																			3.00%	5.00%
Basis spread on variable rate (as a percent)																																									5.00%
Guarantor Obligations, Additional Guarantee																																																									56,000,000	56,000,000	100,000,000	100,000,000
Maximum potential future payment	10,506,000,000	10,537,000,000																																								100,000,000
Guarantee fee percentage																																						1.25%																			1.25%	1.25%	1.25%	1.25%
Investment income, net	24,000,000	25,000,000	21,000,000																																			1,000,000	0	0
Management support and administrative services fees paid to related party																																			2,000,000	2,000,000	2,000,000
Related party revenues	$ 2,000,000	$ 15,000,000	$ 0